Cash and Cash Equivalents Changes in Net Working Capital (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Changes in receivables and tax receivables			$ (2,501)	$ (337)	$ 443
Changes in trade payables			(1,798)	(507)	(79)
Changes in other payables			(918)	(403)	(459)
Changes in net working capital	$ 300	$ (61)	$ 215	$ 573	$ 981